Loans Receivable and Allowance for Loan Losses - Summary of Loans by Segment (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Mar. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 642,509	$ 585,678
Loans in process	(533)	(207)
Net purchase premiums, discounts, and deferred loan costs	2,583	2,107
Loan in process and unamortized yield adjustments	2,050	1,900
Total Loans, Net	644,559	587,578
Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total real estate loans	632,160	573,944
Real Estate [Member] | One-to-Four-Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	557,301	526,670
Real Estate [Member] | Multi-Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	35,410	21,565
Real Estate [Member] | Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	38,838	25,156
Real Estate [Member] | Construction Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	611	553
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total consumer loans	10,349	11,734
Consumer [Member] | Second Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total consumer loans	7,121	8,661
Consumer [Member] | Passbook or Certificate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total consumer loans	602	758
Consumer [Member] | Equity Lines of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total consumer loans	2,556	2,255
Consumer [Member] | Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total consumer loans	$ 70	$ 60